FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Financial Instruments And Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

31.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
a)	Financial instruments classification and fair value

The main financial instruments, classified in accordance with the accounting principles, are as follows:

Schedule of financial instruments and fair value
		2022		2021
	Level	Book value	Fair value	Book value	Fair value
Financial assets
Amortized cost
Marketable securities - Cash investments		380	380	1,095	1,095
Receivables from Customers		4,812	4,812	4,482	4,482
Restricted cash		16	16	19	19
Accounts receivable from the State of Minas Gerais (AFAC)		13	13	13	13
Concession financial assets - CVA (Parcel ‘A’ Costs Variation Compensation) Account and Other financial components		944	944	2,148	2,148
Reimbursement of tariff subsidies		-	-	291	291
Escrow deposits		1,207	1,207	47	47
Concession grant fee - Generation concessions		2,950	2,950	1,155	1,155
Agreement between FIP Melbourne and AGPar		161	161	2,792	2,792
		10,483	10,483	12,042	12,042
Fair value through income or loss
Cash equivalents - Cash investments	2	1,346	1,346	708	708
Marketable securities
Bank certificates of deposit (CDBs)	2	191	191	101	101
Financial Notes - Banks	2	906	906	705	705
Treasury Financial Notes (LFTs)	1	402	402	178	178
		2,845	2,845	1,692	1,692
Derivative financial instruments (Swaps)	3	703	703	1,219	1,219
Concession financial assets - Distribution infrastructure	3	1,407	1,407	718	718
		2022		2021
	Level	Book value	Fair value	Book value	Fair value
Reimbursements receivable - Generation	3	691	691	816	816
		5,646	5,646	4,445	4,445
		16,129	16,129	16,487	16,487

Financial liabilities
Amortized cost
Loans and debentures		(10,581)	(10,581)	(11,364)	(11,364)
Debt with pension fund (Forluz)		(251)	(251)	(385)	(385)
Deficit of pension fund (Forluz)		(545)	(545)	(539)	(539)
Concessions payable		(27)	(27)	(27)	(27)
Suppliers		(2,832)	(2,832)	(2,683)	(2,683)
Leasing transactions		(354)	(354)	(244)	(244)
Sector financial liabilities		-	-	(51)	(51)
		(14,590)	(14,590)	(15,293)	(15,293)
Fair value through income or loss
Derivative financial instruments - Swaps	3	(91)	(91)	(6)	(6)
SAAG put options	3	(672)	(672)	(636)	(636)
		(763)	(763)	(642)	(642)
		(15,353)	(15,353)	(15,935)	(15,935)

At initial recognition the Company measures its financial assets and liabilities at fair value and classifies them according to the accounting standards currently in effect. Fair value is a measurement based on assumptions that market participants would use in pricing an asset or liability, assuming that market participants act in their economic best interest. The information applied in the fair value valuation techniques is classified in three levels of fair value hierarchy, as follows:

•	Level 1 - Active market - Quoted prices: A financial instrument is considered to be quoted in an active market if the prices quoted are promptly and regularly made available by an exchange or organized over-the-counter market, by operators, by brokers or by a market association, by entities whose purpose is to publish prices, or by regulatory agencies, and if those prices represent regular arm’s length market transactions made without any preference.
•	Level 2 - No active market - Valuation technique: For an instrument that does not have an active market, fair value should be found by using a method of valuation/pricing. Criteria such as data on the current fair value of another instrument that is substantially similar, or discounted cash flow analysis or option pricing models, may be used. Level 2 is based on information that is observable, either directly or indirectly. The objective of the valuation technique is to establish what would be the transaction price on the measurement date in an arm’s-length transaction motivated by business model.
•	Level 3 - No active market - No observable inputs: Fair value is determined based on generally accepted valuation techniques, such as on discounted cash flow analysis or other valuation techniques, including non-observable data, such as the measurement at new replacement value (Valor novo de reposição, or ‘VNR’). Non-observable data should be used to measure fair value where significant observable data is not available, admitting situations in which there is little or no market activity at the measurement date. Non-observable data are developed using the best possible information available in the circumstances, which may include the entity’s own data.

The fair value hierarchy prioritizes information (inputs) from valuation techniques, and not the valuation techniques used for measurement of fair value. In some cases, information is used from different hierarchy levels in measurement of fair value, and this is classified entirely in the same level of the fair value hierarchy applicable to the significant information of a lower level. For assets and liabilities that are recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization.

Fair value calculation of financial positions

Distribution infrastructure concession financial assets: these are measured at New Replacement Value (Valor novo de reposição, or ‘VNR’), according to criteria established by the Concession-granting power (‘Grantor’), based on fair value of the concession assets in service and which will be revertible at the end of the concession, and on the weighted average cost of capital (WACC) defined by the Grantor, which reflects the concession holder’s return on the operations of the concession. The VNR and the WACC are public information disclosed by the Grantor and by CEMIG respectively. The gas distribution assets are measured at the construction cost adjusted by the General Market Prices Index (Índice Geral de Preços de Mercado - IGPM). Changes in concession financial assets are disclosed in Note 14.

Indemnifiable receivable - generation: measured at New Replacement Value (VNR), as per criteria set by regulations of the grantor power, based on the fair value of the assets to be indemnify at the end of the concession. For more information, see Note 14.2.

Marketable securities: Fair value of marketable securities is determined taking into consideration the market prices of the investment, or market information that makes such calculation possible, considering future interest rates and exchange of investments to similar securities. The market value of the security is deemed to be its maturity value discounted to present value by the discount rate obtained from the market yield curve.

Swaps: Fair value was calculated based on the market value of the security at its maturity adjusted to present value by the discount rate from the market yield curve.

Other financial liabilities: Fair value of its Loans and debentures were determined using 128.69% of the CDI rate - based on its most recent funding. For the loans and debentures and debt renegotiated with Forluz, with annual rates between IPCA + 4.10% to 7.62% and CDI + 1.18% to 6.96%, Company believes that their carrying amount is approximated to their fair value.

b)	Derivative financial instruments

Put option - SAAG

Option contracts were signed between CEMIG GT and the private pension entities that participate in the investment structure of SAAG (comprising FIP Melbourne, Parma Participações S.A. and FIP Malbec, jointly, ‘the Investment Structure’), giving those entities the right to sell units in the Funds that comprise the Investment Structure, at the option of the Funds, in the 84th (eighty-fourth) month from June 2014. The exercise price of the Put Options corresponds to the amount invested by each private pension plan in the Investment Structure, updated pro rata temporis by the Expanded National Customer Price (IPCA) index published by the IBGE, plus interest at 7% per year, less such dividends and Interest on Equity as shall have been paid by SAAG to the pension plan entities.

A liability of R$672 was recorded in the Company’s financial statements, for the difference between the exercise price and the estimated fair value of the assets. Considering the early liquidation of Funds, and early maturity of put option, this amount was classified as current liabilities.

Also, in the third quarter of 2022, the total value of the liability was adjusted to reflect receipt, by FIP Melbourne, under the agreement arising from Arbitration Judgment 86/2016, of the amounts paid by AGPar. More details in Note 16.

The changes in the value of the options are as follows:

Balance on December 31, 2019	483
Adjustment to fair value	53
Balance on December 31, 2020	536
Adjustment to fair value	100
Balance on December 31, 2021	636
Adjustment to fair value	36
Balance on December 31, 2022	672

Early liquidation of Funds, and early maturity of put option

On September 9, 2020, the administrator of the FIP funds, Banco Modal S.A., notified its unit holders of the beginning of the early liquidation process of the funds Melbourne, Parma Participações S.A. and FIP Malbec, due to expiration of the period of 180 days from its resignation, and the resignation of the manager of the Fund, from their respective positions, without there having been any indication of new service providers, as specified in the Fund’s Regulations.

As established by contract, funds liquidation is one of the events that would result in expiration date of the Put option - SAAG, which the private pension plan entities stated interest in exercising in the period from September 9 to October 2, 2020.

Thus, using the contractual prerogative contained in the option instruments, the Company invoked the contractual mechanism of Amicable Resolution for the contractual terms negotiation with the private pension plan entities. Since the amicable negotiation failed, the Company invoked the arbitration clause for resolution of conflict between the parties, which awaits the decision of the Brazil Canada Chamber of Commerce of the State of São Paulo.

On February 7, 2023, the decision of the arbitration proceeding was released, condemning Cemig GT to full payment of the exercise price of the options included in the contracts. The Company, together with its legal advisors, is evaluating the appropriate measures.

Swap transactions

Considering that part of the Loans of the Company’s subsidiaries is denominated in foreign currency, the companies use derivative financial instruments (swaps and currency options) to protect the servicing associated with these debts (principal plus interest).

The derivative financial instruments contracted have the purpose of protecting the operations against the risks arising from foreign exchange variation and are not used for speculative purposes.

Tender Offer - 2021

In 2021, Cemig GT started studies and contracts in order to take actions directed to the prudent management of its liabilities and reduce the liquidity risk and foreign currency exposure. In this context, on July 19, 2021 Cemig GT started a Tender Offer for the acquisition in cash of debt securities in the foreign market issued by Cemig GT, maturing in 2024, with a principal amount of up to US$500. As part of the implementation of the operation, on June 7 and 8, 2021, the partial undoing of the contracted derivative financial instruments was carried out, in the amount of US$500, calculating, in favor of Cemig GT, the amount of R$774.

To mitigate the exchange rate exposure until the effective repurchase of the foreign currency bonds, Cemig GT contracted, on June 4, 2021, a short-term protection against dollar oscillation for the volume of US$600 million, locking the dollar at R$5.0984. The contracted instrument was an NDF (Non Deliverable Forward), an exchange derivative forward contract, without physical delivery of the currency, which guaranteed Cemig GT a predetermined rate at maturity, on August 3, 2021. The result with the settlement of the NDF was R$24, with net cash inflow of R$24.

Tender Offer - 2022

On December 28, 2022, the second stage of Cemig GT's cash tender offer ("Tender Offer") for debt securities in the foreign market of its issue, maturing in 2024, in the principal amount of up to US$250, was initiated. As part of the implementation, on August 29, 2022, a partial unwinding of the contracted derivative financial instruments was carried out, in the amount of US$250 million, in favor of Cemig GT, in the amount of R$226, with net cash inflow of R$192.

Cemig GT contracted, on August 29, 2022, a short-term protection against dollar oscillation for the volume of US$280, locking the dollar at R$5.2040. The contracted instrument was an NDF (Non Deliverable Forward), an exchange derivative forward contract, without physical delivery of the currency, which guaranteed Cemig GT a predetermined rate at maturity, on December 16, 2022. The settlement of the transaction was positive in R$32, with net cash inflow of R$32.

In 2022 the half-yearly swap interest settlements took place, with a negative result of R$95 and cash outflow in the same amount (positive of R$400 in 2021, with net cash inflow of R$400).

Assets	Liability	Maturity period	Trade market	Notional amount	Realized gain / loss
					2022	2021
US$ exchange variation + Rate (9.25% p.y.)	R$ 152.01% of CDI	Interest: Half-yearly Principal: Dec.2024	Over the counter	US$250	185	1,019
US$ exchange variation + Rate (9.25% p.y.)	R$125.52% of CDI	Interest: Half-yearly Principal: Dec.2024	Over the counter	US$500	(54)	155
US$ exchange variation higher than R$5.0984	US$ exchange variation lower than R$5.0984	August 03, 2021 December 16, 2022	Over the counter	2021: US$600 2022: US$280	32	24
					163	1,198

The notional amount of derivative transactions are not presented in the statement of financial position, since they refer to transactions that do not require cash as only the gains or losses actually incurred are recorded. The net result of those transactions on December 31, 2022 was a loss of R$437,887 (R$537,976 on December 31, 2021), which was posted in finance income (expenses).

The Company is guarantor of the derivative financial instruments contracted by CEMIG GT.

This table presents the derivative instruments as of December 31, 2022, and 2021:

Assets (1)	Liability	Maturity period	Trade market	Notional amount (2)	Notional amount 2022	Fair value 2022	Notional amount 2021	Fair value 2021
US$ exchange variation + Rate (9.25% p.y.) (1)	R$ + 152.01% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$250	428	273	873	706
US$ exchange variation + Rate (9.25% p.y.) (1)	R$ + 125.52% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$500	568	339	578	507
					996	612	1,451	1,213
Current asset						703		1,219
Current liabilities						(91)		(6)

(1)	For the US$1 billion Eurobond issued on December 2017: (i) for the principal, a call spread was contracted, with floor at R$3.25/US$ and ceiling at R$5.00/US$; and (ii) a swap was contracted for the total interest, for a coupon of 9.25% p.a. at an average rate equivalent to 150.49% of the CDI. For the additional US$500 issuance of the same Eurobond issued on July 2018 a call spread was contracted for the principal, with floor at R$3.85/US$ and ceiling at R$5.00/US$, and a swap was contracted for the interest, resulting in a coupon of 9.25% p.a., with an average rate equivalent to 125.52% of the CDI rate. The upper limit for the exchange rate in the hedge instrument contracted by the Company for the principal of the Eurobonds is R$5.00/US$. The instrument matures in December 2024. If the USD/BRL exchange rate is still over R$5.00 in December 2024, the company will disburse, on that date, the difference between the upper limit of the protection range and the spot dollar on that date. The Company is monitoring the possible risks and impacts associated with the dollar being valued above R$5.00 and assessing various strategies for mitigating the foreign exchange risk up to the maturity date of the transaction. The hedge instrument fully protects the payment of six-monthly interest, independently of the USD/BRL exchange rate.
(2)	In thousands of US$.

The Company uses a mark-to-market method to measure its derivatives financial instruments for its Eurobonds. The principal indicators for measuring the fair value of the swap are the B3 future market curves for the DI rate and the dollar. The Black & Scholes model is used to price the call spread, and one of parameters of which is the volatility of the dollar, measured on the basis of its historic record over 2 years.

The fair value on December 31, 2022 was R$612 (R$1,213 on December 31, 2021), which would be the reference if CEMIG GT would liquidate the financial instrument on December 31, 2022, but the swap contracts protect the Company’s cash flow up to the maturity of the bonds in 2024 and they have carrying amount of R$997 at December 31, 2022 (R$1,451 on December 31, 2021).

The Company is exposed to market risk due to having contracted this hedge, the principal potential impact being a change in future interest rates and/or the future exchange rates. Based on the futures curves for interest rates and dollar, the Company prepare a sensitivity analyses and estimates that in a probable scenario its results on December 31, 2023, would be positively affected by the swap and call spread at the end of the period in the amount of R$54. The fair value of the financial instrument was estimated in R$666,688, with a gain of R$745 refers to the option (call spread) and a loss of R$79 refers to the swap.

The Company, from the base scenario observed on December 31, 2022, measured the effects on its results for the probable and adverse scenarios, in which the projections for interest rates and the US dollar are high, simulating economic stress.

The results are shown below:

	Base scenario 2022	Probable' scenario 2023 Selic 12.75% Dollar 5.10	Adverse scenario 2023 Selic 15.75% Dollar 6.02
Swap (asset)	2,865	2,793	2,790
Swap (liability)	(2,976)	(2,872)	(2,897)
Option / Call spread	723	745	855
Derivative hedge instrument	612	666	748

The same methods of measuring marked to market of the derivative financial instruments described above were applied to the estimation of fair value.

c)	Financial risk management

Corporate risk management is a management tool that is part of the Company’s corporate governance practices, and is aligned with the process of planning, which sets the Company’s strategic business objectives.

The Company monitor the financial risk of transactions that could negatively affect the Company’s liquidity or profitability, recommending hedge protection strategies to minimize its exposure to foreign exchange rate, interest rate and inflation risks, which are effective, in alignment with the Company’s business strategy.

Exchange rate risk

The Company is exposed to the risk of appreciation in exchange rates, with effect on loans, suppliers (energy purchased from Itaipu) and cash flow. For the debt denominated in foreign currency, the Company contracted a derivative financial instrument that protects the risks associated with the interest and principal, in the form of a swap and a call spread, respectively, in accordance with the hedge policy of the Company. The Company exposure to market risk associated to this instrument is described in the topic ‘Swap transaction’ of this Note. The risk exposure of CEMIG D is mitigated by the account for compensation of variation of parcel A items (CVA).

The net exposure to exchange rates is as follows:

	2022		2021
Exposure to exchange rates	Foreign currency	R$	Foreign currency	R$
US dollar
Loans (Note 22)	(762)	(3,975)	(1,008)	(5,623)
Suppliers (Itaipu Binacional) (Note 20)	(52)	(274)	(59)	(331)
	(814)	(4,249)	(1,067)	(5,954)
Net liabilities exposed		(4,249)		(5,954)

Sensitivity analysis

Based on finance information from its financial consultants, the Company estimates that in a probable scenario the variation of the exchange rates of foreign currencies in relation to the Real on December 31, 2022 will be an deppreciation of the dollar by 2.26%, to R$5.10. The Company has prepared a sensitivity analysis of the effects on the Company’s net income arising from depreciation of the Real exchange rate considering an adverse scenario in relation to the probable scenario.

		Probable' scenario	Adverse scenario
Risk: foreign exchange rate exposure	Base scenario	US$1 = R$5.10	US$1 = 6.00
US dollar
Loans (Note 22)	(3,975)	(3,885)	(4,571)
Suppliers (Itaipu Binacional) (Note 20)	(274)	(267)	(315)
	(4,249)	(4,152)	(4,886)

Net liabilities exposed	(4,249)	(4,152)	(4,886)
Net effect of exchange rate fluctuation		97	(637)

Company has entered into swap operations to replace the exposure to the US dollar fluctuation with exposure to fluctuation in the CDI rate, as described in more detail in the item ‘Swap Transactions’ in this Note.

Interest rate risk

The Company is exposed to the risk of decrease in Brazilian domestic interest rates on December 31, 2022. This risk arises from the effect of variations in Brazilian interest rates on net financial income comprised by financial revenues from cash investments made by the Company, and also to the financial assets related to the CVA and other financial components, net of the effects on financial expenses associated to loans and debentures in Brazilian currency, and also sectorial financial liabilities.

Part of the Loans in Brazilian currency comprises financings obtained from various financial agents that specify interest rates taking into account basic interest rates, the risk premium compatible with the companies financed, their guarantees, and the sector in which they operate.

The Company does not contract derivative financial instruments for protection from this risk. Variations in interest rates are continually monitored with the aim of assessing the need for contracting of financial instruments that mitigate this risk.

This exposure occurs as a result of net assets indexed to variation in interest rates, as follows:

Risk: Exposure to domestic interest rate changes	2022	2021
Assets
Cash equivalents - Cash investments (Note 6) - CDI	1,345	708
Marketable securities (Note 7) - CDI / SELIC	1,878	2,078
Restricted cash - CDI	16	19
CVA and in tariffs (Note 14) - SELIC	944	2,148
Assets	4,183	4,953
Liabilities
Loans and debentures (Note 22) - CDI	(2,041)	(1,458)
Loans and debentures (Note 22) - TJLP	-	(21)
Sector financial liabilities (Note 14)	-	(51)
Liabilities	(2,041)	(1,530)
Net assets exposed	2,142	3,423

Sensitivity analysis

In relation to the most significant interest rate risk, the Company estimate that in a probable scenario the Selic rate will be 12.50% and the TJLP rate will be 7.20% on December 31, 2023. The Company made a sensitivity analysis of the effects on results considering an adverse scenario in relation to the probable scenario, as shown in the table below. The CDI rate follows the Selic rate.

Risk: Increase in Brazilian interest rates	2022	2023
	Book value	Probable' scenario	Adverse scenario
		Selic 12.5%	Selic 9.75%
		TJLP 7.2%	TJLP 5.96%
Assets
Cash equivalents (Note 6)	1,345	1,513	1,476
Marketable securities (Note 7)	1,878	2,113	2,061
Restricted cash	16	18	17
CVA and Other financial components - SELIC (Note 14)	944	1,062	1,036
Assets	4,183	4,706	4,590
Liabilities
Loans and debentures - CDI (Note 22)	(2,041)	(2,296)	(2,240)
Liabilities	(2,041)	(2,296)	(2,240)

Net assets exposed	2,142	2,410	2,350
Net effect of fluctuation in interest rates		268	208

Increase in inflation risk

The Company is exposed to the risk of increase in inflation index on December 31, 2022. A portion of the loans and debentures as well as the pension fund liabilities are adjusted using the IPCA (Expanded National Customer Price). The revenues are also adjusted using the IPCA and IGP-M index, mitigating part of the Company risk exposure.

This table presents the Company’s net exposure to inflation index:

Exposure to increase in inflation	2022	2021
Assets
Concession financial assets related to Distribution infrastructure - IPCA (1)	1,407	718
Receivable from Minas Gerais state government (AFAC) – IGPM (Note 11 and 30)	-	13
Concession Grant Fee - IPCA (Note 14)	2,950	2,792
Assets	4,357	3,523
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 22)	(4,630)	(4,322)
Debt with pension fund (Forluz) - IPCA (Note 24)	(251)	(385)
Deficit of pension plan (Forluz) - IPCA (Note 24)	(545)	(539)
Liabilities	(5,426)	(5,246)
Net assets exposed	(1,069)	(1,726)

(1)	Portion of the concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (ANEEL) after the 4th tariff review cycle.

Sensitivity analysis

In relation to the most significant risk of reduction in inflation index, reflecting the consideration that the Company has more assets than liabilities indexed to inflation indexes, the Company estimates that, in a probable scenario, at December 31, 2023 the IPCA inflation index will be 5.30% and the IGPM inflation index will be 3.49%. The Company has prepared a sensitivity analysis of the effects on its net income arising from reductions in rates in an adverse scenario.

Risk: increase in inflation index	2022	2023
	Book value	‘Probable scenario’	‘Adverse scenario’
		IPCA 5.3%	IPCA 7.9%
		IGPM 3.49%	IGPM 6.9%
Assets
Concession financial assets related to Distribution infrastructure - IPCA (1)	1,370	1,442	1,478
Concession financial assets related to gas distribution infrastructure - IGPM	37	38	39
Concession Grant Fee - IPCA (Note 14)	2,950	3,107	3,184
Assets	4,357	4,587	4,701
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 22)	(4,630)	(4,875)	(4,996)
Debt agreed with pension fund (Forluz) - IPCA (Note 24)	(251)	(265)	(271)
Deficit of pension plan (Forluz) (Note 24)	(545)	(574)	(588)
Liabilities	(5,426)	(5,714)	(5,855)
Net liabilities exposed	(1,069)	(1,127)	(1,154)
Net effect of fluctuation in IPCA and IGP-M indexes		(58)	(85)

(1)	Portion of the Concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (ANEEL) after the 4th tariff review cycle.

Liquidity risk

CEMIG has sufficient cash flow to cover the cash needs related to its operating activities.

The Company manages liquidity risk with a group of methods, procedures and instruments that are coherent with the complexity of the business, and applied in permanent control of the financial processes, to guarantee appropriate risk management.

CEMIG manages liquidity risk by permanently monitoring its cash flow in a budget-oriented manner. Balances are projected monthly, for each one of the companies, over a period of 12 months, and daily liquidity is projected over 180 days.

Short-term investments must comply with investing principles established in the Company’s Cash Investment Policy. These include applying its resources in private credit investment funds, without market risk, and investment of the remainder directly in bank CDs or repo contracts which earn interest at the CDI rate.

In managing cash investments, the Company seeks to obtain profitability through a rigid analysis of financial institutions’ credit risk, applying operational limits for each bank, based on assessments that take into account their ratings, exposures and balance sheet. It also seeks greater returns on investments by strategically investing in securities with longer investment maturities, while bearing in mind the Company’s minimum liquidity control requirements.

Any reduction in the Company’s ratings could result in a reduction of its ability to obtain new financing and could also make refinancing of debts not yet due more difficult or more costly. In this situation, any financing or refinancing of the Company’s debt could have higher interest rates or might require compliance with more onerous covenants, which could additionally cause restrictions to the operations of the business.

The flow of payments of the Company’s obligation to suppliers, debts with the pension fund, Loans and debentures, at floating and fixed rates, including future interest up to contractual maturity dates, is as follows:

	Up to 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
Financial instruments at interest rates:
- Floating rates
Loans and debentures	55	536	1,244	10,439	618	12,892
Onerous concessions	-	1	3	13	17	34
Debt with pension plan (Forluz) (Note 23)	15	30	136	93	-	274
Deficit of the pension plan (FORLUZ) (Note 23)	6	13	60	352	412	843
	Up to 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
	76	580	1,443	10,897	1,047	14,043
- Fixed rate
Suppliers	2,626	206	-	-	-	2,832
Total	2,702	786	1,443	10,897	1,047	16,875

Risk of debt early maturity

The Company’s subsidiaries have loan contracts with restrictive covenants normally applicable to this type of transaction, related to compliance with a financial index. Non-compliance with these covenants could result in earlier maturity of debts.

On December 31, 2022, the Company were in compliant with all the financial covenants requiring half-yearly and annual compliance. More details in Note 22.

Capital management

The Company has the policy of maintaining a solid capital base to maintain the confidence of investors, creditors and the market and to enable the implementation of its investment program and the maintenance of its credit quality, with access to capital markets, seeking to invest in projects that offer minimum real internal rates of return equal to or greater than those provided for in the Long Term Strategy, with the cost of capital for its various businesses as a reference.

The Company monitors capital using a leverage ratio represented by net debt divided by Adjusted EBITDA. Net debt is calculated as the total of loans and debentures, less cash and cash equivalents and marketable securities. The Company aims to keep its consolidated net indebtedness at or below 2.5 times EBITDA.

This table shows comparisons of the Company’s net liabilities and its equity:

	2022	2021
Loans and debentures	10,579	11,364
(-) Cash and cash equivalents	(1,441)	(825)
(-) Marketable securities	(1,878)	(2,078)
(-) Derivative hedge instrument	(1)	(1,213)
Net debt	6,648	7,248

Adjusted EBITDA	6,928	5,932
Net debt / Adjusted EBITDA	0.96	1.22

Comparisons of the Company's consolidated net liabilities in relation to its equity are presented below:

	2022	2021
Total liabilities	31,888	32,584
(-) Cash and cash equivalents	(1,441)	(825)
(-) Restricted cash	(16)	(19)
Net liabilities	30,431	31,740
Total equity	21,783	19,462
Net liabilities / equity	1.40	1.62

Credit risk

The distribution concession contract requires levels of service on a very wide basis within the concession area, and disconnection of supply of defaulting customers is permitted. Additionally, the Company uses numerous tools of communication and collection to avoid increase in default. These include telephone contact, emails, text messages, collection letters, posting of customers with credit protection companies, and collection through the courts.

The risk arising from the possibility of CEMIG and its subsidiaries incurring losses as a result of difficulty in receiving amounts billed to its customers is considered to be low. The credit risk is also reduced by the extremely wide customers’ base.

The estimated credit losses recorded on December 31, 2022, considered to be adequate in relation to the credits in arrears receivable by the Company was R$820 (R$833 in 2021).

The Company managed the counterparty risk of financial institutions based on an internal policy, applied since 2004.

This Policy assesses and scales the credit risks of the institutions, the liquidity risk, systemic risk related to macroeconomic and regulatory conditions, the market risk of the investment portfolio and the Treasury operational risk.

All investments are made in financial securities that have fixed-income characteristics, always indexed to the CDI rate, and may be of public or private capital as well as financial or non-financial entities. The Company does not carry out any transactions in variable income securities or that would bring volatility risk into its financial statements.

As a management instrument, the Company divide the investment of its funds into direct purchases of securities (own portfolio) and investment funds. The investment funds invest the funds exclusively in fixed income products, having companies of the Group as the only unit holders. They obey the same policy adopted in the investments for the Company’s directly held own portfolio.

The minimum requirements for concession of credit to financial institutions are centered on three items:

1.	Minimum Brazilian long-term rating of ‘BBB’ (bra), ‘brBBB’ or ‘Baa2’ by any of the agencies: Fitch Ratings, Moody’s or Standard & Poor’s.
2.	Equity greater than R$800.
3.	Basel ratio one percentage point above the minimum set by the Brazilian Central Bank.

The quality of the financial institutions’ credit portfolio is another indicator that is monitored and may result in reduction of the institution’s limit.

Banks that exceed these thresholds are classified in three groups, in accordance with their equity value, plus a specific segment comprising those whose credit risk is associated only with federal government, and within this classification, limits of concentration by group and by institution are set:

Group	Equity	Limit per bank (% of equity) (1) (2)
		AAA	AA	A	BBB
Federal Risk	-	10%	10%	10%	10%
A1	Equal or over R$10 billion	9%	8%	7%	6%
A2	Between R$5 billion and R$10 billion	8%	7%	6%	5%
A3	Between R$2 billion and R$5 billion	7%	6%	5%	4%
A4	Between R$800 million and R$2 billion	6%	5%	4%	-

1.	The percentage assigned to each bank depends on individual assessment of indicators, e.g. liquidity, and quality of the credit portfolio.
2.	When the institution has different ratings from different risk rating agencies, the rating that is most favorable for the institution is taken into account.

Further to these points, CEMIG also sets two concentration limits:

1.	No bank may have more than 30% of the Group’s portfolio.
2.	The banks in the ‘Federal risk’, ‘A1’ and ‘A2’ groups must concentrate at least 50% of the total of the funds available, comprising investments held in the Investment Funds and in the own portfolio, excluding public securities.

The Company only permits investments in securities of non-financial companies that have a rating equal to or higher than the most recent rating of the Company published by the risk rating agencies Fitch Rating, Moody’s or Standard & Poor’s.

Risk of over-contracting and under-contracting of energy supply

Sale or purchase of energy supply in the spot market to cover a positive or negative exposure of supply contracted, to serve the captive market of CEMIG D, is an inherent risk to the energy distribution business. The regulatory agent limits for 100% pass-through to customers the exposure to the spot market, valued at the difference between the distributor’s average purchase price and the spot price (PLD), is only the margin between 95% and 105% of the distributor’s contracted supply. Any exposure that can be proved to have arisen from factors outside the distributor’s control (‘involuntary exposure’) may also be passed through in full to customers. Company’s management is continually monitories its contracts for purchase of energy supply to mitigate the risk of exposure to the spot market.

Risk of continuity of the concession

The risk to continuity of the distribution concession arises from the new terms included in the extension of CEMIG D’s concession for 30 years from January 1, 2016, as specified by Law 12,783/13. The extension introduced changes to the present contract, conditional upon compliance by the distributor with new criteria for quality, and for economic and financial sustainability.

Non-compliance with the quality criteria for three consecutive years, or the minimum parameters for economic/financial sustainability for two consecutive years, results in opening of proceedings for termination of the concession.

The efficiency criteria for continuity of supply and for economic and for financial management, required to maintain the distribution concession, were met in the year ended December 31, 2022.

Hydrological risk

The greater part of the energy sold by the Company’s subsidiaries is generated by hydroelectric plants. A prolonged period of drought can result in lower water volumes in the reservoirs of these plants, which can lead to an increase in the cost of acquisition of energy, due to replacement by thermoelectric generation, or reduction of revenues due to reduction in consumption caused by implementation of wide-ranging programs for saving of energy. Prolongation of the generation of energy using the thermal plants could pressure costs of acquisition of supply for the distributors, causing a greater need for cash, and could result in future increases in tariffs.

The Company continuously monitors the position of its energy balance and the risk position of power purchase contracting, in order to ensure that transactions are consistent with its objectives and corporate strategy.

Accounting policy

Financial instruments are classified, at initial recognition, as measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through income or loss, depending on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them.

Fair value through income or loss: this includes the concession financial assets related to energy and gas distribution segment infrastructure. The financial assets related to energy distribution infrastructure are measured at the expected New Replacement Value (Valor Novo de Reposição, or ‘VNR’), as defined in the concession contract, which represent the fair value of the residual value of the infrastructure as of the balance sheet date. The financial assets related to gas distribution infrastructure are measured based on the fair value of the indemnity established in the concession contract.

The Company recognize a financial asset resulting from a concession contract when it has an unconditional contractual right to receive cash or another financial asset from, or under the direction of the grantor for the services of construction and maintenance of the infrastructure.

This category also includes cash equivalents, marketable securities not classified at amortized cost, derivative financial instruments and indemnities receivable from the generation assets.

Cash and cash equivalents comprise cash at banks and on hand and short-term highly liquid deposits, subject to an insignificant risk of changes in value, maintained to carry out the Company’s short-term cash management.

The disclosures about the main assumptions used in fair value measurement are summarized in the respective notes.

Derivative financial instruments (Swap transactions and call spread): CEMIG GT, maintains derivative instruments to manage its exposure to the risks of changes in foreign currency exchange rates that are recognized initially at their fair value and the related transaction costs are recognized in the statement of income when they are incurred. After the initial recognition, derivatives are measured at fair value and changes in fair value are recorded in the statement of income.

Derivative financial instruments (Put options) - The options to sell to CEMIG GT units of the FIP Melbourne and FIP Malbec funds (‘the SAAG PUT’) were measured at fair value using the Black-Scholes-Merton (BSM) method until the exercising date of the options, that occurred in 2020.

Amortized cost: This includes accounts receivables from customers, traders and concession holders; restricted cash; escrow deposits in litigation; marketable debt securities with the intention of holding them until maturity and the terms of their contracts originate known cash flows that constitute exclusively payments of principal and interest; concession financial assets related to generation concession grant fee; accounts receivable from related parties; suppliers; loans and debentures; debt agreed with the pension fund (Forluz); concessions payable; the Minas Gerais State PRCT Tax Amnesty Program; assets and liabilities related to the CVA account and Other financial components in tariff adjustments; the low-income subsidy; reimbursement of tariff subsidies; and other credits.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate (EIR). Gains and losses are recognized in income or loss when the asset is derecognized, modified or impaired.